Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Benefit from Continuing Operations

The following is an analysis of consolidated income tax expense (benefit):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Current provision	$15	$420	$29	$483
Deferred provision (benefit)	73	(73,094)	4,519	(114,785)

Provision for (benefit from) income taxes	$88	$(72,674)	$4,548	$(114,302)

The following is an analysis of the consolidated income tax benefit from continuing operations:

	2013	2014	2015
	(In thousands)
Current	$134	$(12)	$804
Deferred	(56,291)	(24,677)	(155,249)

	$(56,157)	$(24,689)	$(154,445)

Difference Between Customary Rate and Effective Tax Rate on Income Before Income Taxes Due

The difference between the Company’s customary rate of 35% and the effective tax rate on the loss before income taxes is due to the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In thousands)
Tax at statutory rate	35.0%	35.0%	35.0%	35.0%
Tax effect of:
Valuation allowance on deferred tax assets	(22.1)	(3.2)	(48.5)	(2.1)
State income taxes net of federal benefit	(11.8)	3.4	4.2	2.1
Other	0.7	(0.2)	(0.3)	(0.1)

Effective tax rate	1.8%	35.0%	(9.6)%	34.9%

	2013	2014	2015
Statutory rate	35.0%	35.0%	35.0%
Tax effect of:
Nondeductible compensation	(0.9)	(0.9)	—
State taxes, net of federal tax benefit	6.7	6.2	1.4
Valuation allowance on deferred tax assets	(6.2)	(9.9)	(23.5)
Other	(0.1)	(0.2)	—

Effective tax rate	34.5%	30.2%	12.9%

Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation

The difference between the Company’s customary rate of 35% and the effective tax rate on income from continuing operations is due to the following:

	2013	2014	2015
	(In thousands)
Tax benefit at statutory rate	$(57,008)	$(28,630)	$(420,544)
Tax effect of:
Nondeductible compensation	1,545	756	539
State taxes, net of federal tax benefit	(10,902)	(5,108)	(17,502)
Valuation allowance on deferred tax assets	10,103	8,086	282,869
Other	105	207	193

Total	$(56,157)	$(24,689)	$(154,445)

Tax Effects of Significant Temporary Differences Representing Net Deferred Tax Asset and Liability

The tax effects of significant temporary differences representing the net deferred tax liability at December 31, 2014 and 2015 were as follows:

	2014	2015
	(In thousands)
Deferred tax assets:
Property and equipment	$—	$49,116
Net operating loss carryforwards	126,026	255,231
Alternative minimum tax carryforward	20,435	20,435
Other	7,854	8,201

	154,315	332,983
Valuation allowance on deferred tax assets	(46,639)	(329,508)

Deferred tax assets	107,676	3,475

Deferred tax liabilities:
Property and equipment	(259,222)	—
Unrealized hedging income	—	(506)
Other	(3,001)	(4,934)

Deferred tax liabilities	(262,223)	(5,440)

Net deferred tax liability	$(154,547)	$(1,965)

Carryforwards Available to Reduce Future Income Taxes

At December 31, 2015, Comstock had the following carryforwards available to reduce future income taxes:

Types of Carryforward	Years of Expiration Carryforward	Amount
		(In thousands)
Net operating loss—U.S. federal	2017 – 2035	$558,718
Net operating loss—Louisiana	2020 – 2035	$1,147,689
Alternative minimum tax credits	Unlimited	$20,435